Income Tax Expense (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Income Tax Expense [Line Items]
Accumulated loss (in Dollars)	$ 72,051,804
China [Member]
Income Tax Expense [Line Items]
Income tax rate	25.00%
Jin Xuan Luxury Tourism [Member]
Income Tax Expense [Line Items]
Tax rate effect of tax losses	25.00%
Flower Crown (China) Holding Group Co., Ltd. [Member]
Income Tax Expense [Line Items]
Tax rate effect of tax losses	16.50%